Fair values of financial assets and liabilities - Schedule of Carrying Values and Fair Values of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Financial Assets [Abstract]
Loans and advances to banks	£ 6,704	£ 5,836
Loans and advances to customers	470,268	461,504
Reverse repurchase agreements	47,215	43,962
Debt securities	15,128	11,983
Due from fellow Lloyds Banking Group undertakings	1,462	1,182
Financial Liabilities [Abstract]
Deposits from banks	5,274	3,085
Customer deposits	466,996	465,207
Repurchase agreements at amortised cost	44,600	37,567
Due to fellow Lloyds Banking Group undertakings	5,522	3,852
Debt securities in issue at amortised cost	62,806	52,132
Subordinated liabilities	7,582	8,020	£ 7,842	£ 7,211
Gross carrying amount
Financial Assets [Abstract]
Loans and advances to banks	6,704	5,836
Loans and advances to customers	470,268	461,504
Reverse repurchase agreements	47,215	43,962
Debt securities	15,128	11,983
Due from fellow Lloyds Banking Group undertakings	1,462	1,182
Financial Liabilities [Abstract]
Deposits from banks	5,274	3,085
Customer deposits	466,996	465,207
Repurchase agreements at amortised cost	44,600	37,567
Due to fellow Lloyds Banking Group undertakings	5,522	3,852
Debt securities in issue at amortised cost	62,806	52,132
Subordinated liabilities	7,582	8,020
Fair value
Financial Assets [Abstract]
Loans and advances to banks	6,704	5,836
Loans and advances to customers	465,620	460,820
Reverse repurchase agreements	47,215	43,962
Debt securities	15,090	12,112
Due from fellow Lloyds Banking Group undertakings	1,462	1,182
Financial Liabilities [Abstract]
Deposits from banks	5,274	3,085
Customer deposits	467,431	466,567
Repurchase agreements at amortised cost	44,600	37,567
Due to fellow Lloyds Banking Group undertakings	5,522	3,852
Debt securities in issue at amortised cost	62,854	52,202
Subordinated liabilities	£ 8,658	£ 9,058